Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Summary of Revenue
The revenues at December 31, 2018, 2017 and 2016 are summarized as follows:

	2018	2017	2016
Maritime
Parcel tankers	$312,305	$298,631	$327,202
Maritime administration services	187,426	-	-
Bulk Carrier	144,664	40,693	-
Shypyard	138,517	65,429	68,745
Offshore vessels	56,506	826,264	978,282
Tugboats	70,037	270,225	322,136
Tankers	-	450,078	471,220

Ports and terminals
Port services	101,688	67,937	64,230
Shipping agencies	64,283	66,259	52,478

Logistics, warehousing and other businesses
Repair of containers	234,534	183,966	149,098
Warehousing	160,991	149,894	126,070
Intermodal terminal	47,581	40,677	38,585
Automotive services	4,534	4,886	3,219
Others business	-	-	46,219

Total consolidated revenue	$1,523,066	$2,464,939	$2,647,484